UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/99
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 28, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: 271,560
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  NAME OF ISSUER                 TITLE            CUSIP     Value   Shares/  SH/ PUT/ INVSTMMANAGERS  VOTING AUTHORITY
                                                            (x$1000)PRN AMT  PRN CALL DSCRETN                SOLE SHARED  NONE
123456789012345678901234567890123456789012345678901234567890123456789012345678901234567890123456789012345678901234567890
D A T M I Inc.                   COM              00754X105    10720   287300 SH       SOLE                 287300
D AMR Corp.                      COM              001765106     6421   117820 SH       SOLE                 117820
D Air Express Int'l              COM              009104100     2235    98506 SH       SOLE                  98506
D Alaska Air Lines               COM              011659109     4944   121500 SH       SOLE                 121500
D Allegheny Teledyne Inc.        COM              017415100      706    41850 SH       SOLE                  41850
D American International Group   COM              026874107      268     3080 SH       SOLE                   3080
D American Woodmark Corp         COM              030506109     5972   222208 SH       SOLE                 222208
D Applied Materials              COM              038222105    16536   212854 SH       SOLE                 212854
D Ark Best Corp.                 COM              040790107     4076   329400 SH       SOLE                 329400
D Armstrong World                COM              042476101      490    10900 SH       SOLE                  10900
D BE Aerospace Inc               COM              073302101     6771   567240 SH       SOLE                 567240
D Beazer Homes USA Inc.          COM              07556Q105      626    33700 SH       SOLE                  33700
D Bristol Myers Squibb           COM              110122108      921    13650 SH       SOLE                  13650
D Calpine Corp.                  COM              131347106    19154   225178 SH       SOLE                 225178
D Chase Manhattan Crp            COM              16161A108     2760    36616 SH       SOLE                  36616
D Citigroup Inc.                 COM              173034109    10725   243745 SH       SOLE                 243745
D Commercial Intertech           COM              201709102     2846   235910 SH       SOLE                 235910
D Computer Assoc Int'l           COM              204912109     9589   156882 SH       SOLE                 156882
D Conseco Inc.                   COM              208464107    13707   721403 SH       SOLE                 721403
D Crossman Communities           COM              22764E109     5003   306700 SH       SOLE                 306700
D D&K Healthcare                 COM              232861104      428    18300 SH       SOLE                  18300
D Dana Corp                      COM              235811106      965    26000 SH       SOLE                  26000
D Eclipse Surgical               COM              278849104      990    60000 SH       SOLE                  60000
D Edwards, A. G.                 COM              281760108     1502    56965 SH       SOLE                  56965
D Fannie Mae                     COM              313586109     8199   130792 SH       SOLE                 130792
D Fidelity Nat'l Fin'l           COM              316326107     6090   400974 SH       SOLE                 400974
D Ford                           COM              345370100     9197   183017 SH       SOLE                 183017
D Frontier Insurance             COM              359081106     1554   177631 SH       SOLE                 177631
D General Electric               COM              369604103      429     3620 SH       SOLE                   3620
D Global Marine Inc New          COM              379352404      473    28791 SH       SOLE                  28791
D Graco Inc.                     COM              384109104     4791   146010 SH       SOLE                 146010
D Griffon Corp.                  COM              398433102      835   104400 SH       SOLE                 104400
D Idex Corp                      COM              45167R104     2548    90000 SH       SOLE                  90000
D Intel Corp                     COM              458140100     6971    93800 SH       SOLE                  93800
D International Business Machine COM              459200101     1420    11732 SH       SOLE                  11732
D Iomega Corp.                   COM              462030107       33    10000 SH       SOLE                  10000
D JLG Industries Inc.            COM              466210101     3317   218400 SH       SOLE                 218400
D Long Beach Financial Corp.     COM              542446109     1862   117300 SH       SOLE                 117300
D Mellon Financial Corp.         COM              585509102     9903   294501 SH       SOLE                 294501
D Merck & Company                COM              589331107      748    11546 SH       SOLE                  11546
D Merrill Lynch                  COM              590188108    10808   160410 SH       SOLE                 160410
D Monaco Coach                   COM              60886R103     1261    51750 SH       SOLE                  51750
D Morgan Stanley Dean Witter Dis COM              617446448     8508    95390 SH       SOLE                  95390
D NVR Inc.                       COM              62944T105     2707    53600 SH       SOLE                  53600
D National City Corp.            COM              635405103     1388    52020 SH       SOLE                  52020
D National RV Holdings           COM              637277104     9093   460405 SH       SOLE                 460405
D Omni Energy Services           COM              68210T109      408   186400 SH       SOLE                 186400
D Orthodontic Centers AM         COM              68750P103     1857   106500 SH       SOLE                 106500
D Owens Corning Co               COM              69073F103     4338   200029 SH       SOLE                 200029
D Philip Morris                  COM              718154107     3305    96680 SH       SOLE                  96680
D Piercing Pagoda Inc            COM              720773100      130    10000 SH       SOLE                  10000
D RTI International Metals Inc.  COM              74961H203     3537   353705 SH       SOLE                 353705
D Reliance Group Holdings        COM              759464100     1453   327545 SH       SOLE                 327545
D Rush Enterprises Inc.          COM              781846100      312    20000 SH       SOLE                  20000
D SCIOS Inc                      COM              808905103      516   140000 SH       SOLE                 140000
D Southdown Inc.                 COM              841297104     4804    89800 SH       SOLE                  89800
D Southwest SEC Inc.             COM              845224104     9753   361235 SH       SOLE                 361235
D Stanley Furniture              COM              854305208    10701   506560 SH       SOLE                 506560
D Superior Industries            COM              868168105     3397   121329 SH       SOLE                 121329
D Texas Industries Inc.          COM              882491103     4559   123218 SH       SOLE                 123218
D Winnebago Inds. Inc.           COM              974637100      957    40000 SH       SOLE                  40000
D Federated Income TR            MUT              314199100      107    10650 SH       SOLE                  10650
D Marsico Growth & Income        MUT              573012200      190    11638 SH       SOLE                  11638
D N & B Partners Neuberger       MUT              641224407      313    12420 SH       SOLE                  12420
D PIMCO Total Return Administrat MUT              693390726      191    18984 SH       SOLE                  18984
D Vanguard Windsor Fund II       MUT              922018205      240     8464 SH       SOLE                   8464
S DATA RECORDS                                  66DATA RECOR  271560
